Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Mar. 31, 2019
Prepaid Expenses And Other Current Assets [Abstract]
Schedule of prepaid expenses and other current assets
	As of March 31,
	2018	2019
	$	$

Prepaid expenses	214	137
Short-term rental prepayment	-	79
Payment in advance	67	110
Deposit	399	373
Other	69	23
	749	722